DIVIDENDS (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
DIVIDENDS
Dividends proposed, per share	£ 0.024
Dividend per share	£ 0.049	£ 0.046
Total dividend	£ 436	£ 415
Interim dividend per share	£ 0.024